                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endurance Wealth Management, Inc.
Address:  121 South Main St. 4/th/ Floor
          Providence, RI 02903

Form 13F File Number: 28-
                          ----------

The institutional investment manager filing this report and the 'person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Gardner
Title:  Chief Financial Officer
Phone:  401-854-0993

Signature, Place, and Date of Signing:

    Thomas E. Gardner            Providence, RI              11/4/2010
--------------------------  ------------------------  ------------------------
       [Signature]               [City, State]                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER  NAME:
--------------------  ----------------------
28- 6868              John Michael Costello
28-                   Peter J. Corsi, Jr.
28-                   Kenneth W. Thomae
28-                   Donald J. Clarke

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4
Form 13F Information Table Entry Total:          129
Form 13F Information Table Value Total:     $257,703
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number  Name
-----    --------------------  ----------------------
         28- 6868              John Michael Costello
         28-                   Peter J. Corsi, Jr.
         28-                   Kenneth W. Thomae
         28-                   Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F                                                             30-Sep-10

                                                                                           Voting Authority
                                                                                    ------------------------------
Name of                        Title of            Value   Shares/ Sh/ Put/ Invstmt  Other
Issuer                          class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole  Shared  None
-----------------------------  -------- --------- -------- ------- --- ---- ------- -------- ------ ------ -------
3M Co.                           COM    88579y101    443      5116 SH        Sole                             5116
Aflac Inc.                       COM    001055102   2952     57094 SH        Sole                            57094
Akamai Technologies, Inc.        COM    00971T101   9242    184180 SH        Sole                           184180
Allied Irish Bank Adr            COM    019228402     65     46000 SH        Sole                            46000
Ambase Corp                      COM    023164106      9     50000 SH        Sole                            50000
America Movil SA de CV           COM    02364W105    319      6000 SH        Sole                             6000
American Express Co              COM    025816109    698     16630 SH        Sole                            16630
Anadarko Petroleum Corp          COM    032511107   2687     47104 SH        Sole                            47104
Apple Inc.                       COM    037833100   2948     10392 SH        Sole         1      10          10382
Applied Materials Inc.           COM    038222105    210     18000 SH        Sole                            18000
Automatic Data Processing        COM    053015103    467     11120 SH        Sole                            11120
Avon Products                    COM    054303102   1070     33325 SH        Sole                            33325
Baidu Inc.                       COM    056752108    388      3790 SH        Sole                             3790
Bank Of America Corp             COM    060505104   8333    636013 SH        Sole      1, 4    1500         634813
Bank Rhode Island                COM    059690107   1280     45840 SH        Sole                            45840
Bank of Nova Scotia Halifax      COM    064149107    234      4400 SH        Sole                             4400
Berkshire Hathaway Inc. Cl B     COM    084670207    469      5676 SH        Sole                             5676
CVS/Caremark Corp.               COM    126650100   3223    102440 SH        Sole                           102440
Capital Propy Inc - A Shares     COM    140430109     93     11388 SH        Sole                            11388
Chevron Corporation              COM    166764100   1409     17390 SH        Sole                            17390
China Construction Bank          COM    Y1397N101      8     10000 SH        Sole                            10000
Church & Dwight Co, Inc.         COM    171340102   2021     31126 SH        Sole                            31126
Cisco Sys Inc                    COM    17275R102   5634    257275 SH        Sole                           257275
Citigroup Inc                    COM    172967101   4680   1197110 SH        Sole   2, 3, 4  130750        1068660
Coca Cola Co                     COM    191216100    445      7620 SH        Sole                             7620
Colgate-Palmolive Co             COM    194162103   2969     38635 SH        Sole                            38635
Comcast Corp Cl A                COM    20030N101   4458    246613 SH        Sole                           246613
ConocoPhillips                   COM    20825c104    779     13570 SH        Sole                            13570
Corning Inc                      COM    219350105    247     13563 SH        Sole                            13563
Cummins Inc.                     COM    231021106   4503     49715 SH        Sole                            49715
Danaher Corp.                    COM    235851102   3027     74561 SH        Sole                            74561
Deere & Co                       COM    244199105   2648     37960 SH        Sole                            37960
Devon Energy Corporation         COM    25179m103   3573     55203 SH        Sole                            55203

Disney Walt Co Del             COM 254687106  227   6881 SH         Sole                    6881
Dover Corp                     COM 260003108  474   9083 SH         Sole                    9083
Dryships                       COM Y2109Q101  389  81000 SH         Sole                   81000
Eaton Vance Corp.              COM 278265103  333  11500 SH         Sole                   11500
Ecolab Inc.                    COM 278865100 4954  97652 SH         Sole    1   200        97452
Emrise Corporation             COM 29246J200   33  31790 SH         Sole                   31790
Exxon Mobil                    COM 30231g102 5735  92829 SH         Sole                   92829
Financial Select Sector Spdr   COM 81369Y605  439  30610 SH         Sole                   30610
Ford Motor                     COM 345370860 1029  84115 SH         Sole                   84115
General Electric Co            COM 369604103 6791 417957 SH         Sole 1, 4  3950       417157
Gilead Sciences Inc.           COM 375558103  224   6300 SH         Sole                    6300
Goldman Sachs Group Inc.       COM 38141G104 1031   7135 SH         Sole                    7135
Graco Inc.                     COM 384109104  240   7575 SH         Sole                    7575
Hanesbrands Inc.               COM 410345102 6708 259431 SH         Sole    1  3200       256231
Higher One Holdings Inc.       COM 42983d104 1502  91100 SH         Sole                   91100
Home Depot Inc                 COM 437076102 4454 140621 SH         Sole                  140621
Huntington Bancshares          COM 446150104 2252 395925 SH         Sole    1 13000       382925
IShares Tr MSCI Emerging Marke COM 464287234 4598 102718 SH         Sole    1   330       102388
Independent Bank Corp Ma       COM 453836108 3728 165560 SH         Sole                  165560
Intel Corp                     COM 458140100 2119 110408 SH         Sole                  110408
Intl Business Mach             COM 459200101  938   6996 SH         Sole                    6996
J P Morgan Chase & Co          COM 46625h100 3669  96411 SH         Sole                   96411
Jacobs Engr Group Inc          COM 469814107 3986 103004 SH         Sole    1   500       102504
Johnson & Johnson              COM 478160104 4964  80116 SH         Sole                   80116
Kimberly Clark Corp            COM 494368103 3878  59620 SH         Sole                   59620
LSI Corporation                COM 502161102   68  15000 SH         Sole                   15000
Long Distance Int'l Inc.       COM 542904107    0 135000 SH         Sole                  135000
Maxim Integrated Products      COM 57772K101 2913 157403 SH         Sole                  157403
McDonalds Corp                 COM 580135101  507   6814 SH         Sole                    6814
Medtronic Inc                  COM 585055106  467  13930 SH         Sole                   13930
Merck & Co Inc                 COM 58933Y105 1006  27336 SH         Sole                   27336
Mettler-Toledo Int'l           COM 592688105 5311  42684 SH         Sole                   42684
Microsoft Corp                 COM 594918104 1707  69734 SH         Sole                   69734
Monsanto Company               COM 61166W101  739  15421 SH         Sole                   15421
Morgan Stanley Group Inc       COM 617446448 3179 128815 SH         Sole                  128815
Mrv Communications             COM 553477100  238 175000 SH         Sole                  175000
Nextera Energy Inc.            COM 302571104 3752  69000 SH         Sole                   69000
Occidental Petroleum Corp      COM 674599105 3790  48407 SH         Sole                   48407
Oracle Corporation             COM 68389X105 6353 236613 SH         Sole                  236613
PPG Industries                 COM 693506107  354   4867 SH         Sole                    4867
Paid Inc.                      COM 69561N204    5  15000 SH         Sole                   15000
Pepsico Inc                    COM 713448108 3867  58212 SH         Sole                   58212
Pfizer Inc                     COM 717081103 3971 231317 SH         Sole                  231317

Powershares QQQ Trust          COM 73935A104   839     17100 SH         Sole    1  4450     12650
Procter & Gamble Co            COM 742718109  2509     41851 SH         Sole                41851
Progressive Corp. Ohio         COM 743315103   204      9795 SH         Sole                 9795
Qualcomm Inc                   COM 747525103 23183    513673 SH         Sole 1, 4  8452    505421
Royal Dutch Shell              COM 780259206  1043     17305 SH         Sole                17305
S&P Depository Receipts Spdr   COM 78462F103   424      3722 SH         Sole    1  1532      2190
Sara Lee Corp                  COM 803111103   578     43075 SH         Sole                43075
Schlumberger Limited           COM 806857108  3472     56360 SH         Sole                56360
Southern Co                    COM 842587107   364      9800 SH         Sole                 9800
Southern Union Corp.           COM 844030106  1500     62350 SH         Sole                62350
Staples Inc                    COM 855030102   230     11025 SH         Sole                11025
State Street Corp              COM 857477103   638     16942 SH         Sole                16942
Suncor Energy Inc.             COM 867224107   983     30214 SH         Sole                30214
TJX Companies, Inc.            COM 872540109   650     14575 SH         Sole                14575
Target Corp.                   COM 87612e106   708     13255 SH         Sole                13255
Teva Pharmaceutical Industries COM 881624209  4670     88546 SH         Sole                88546
Thermo Fisher Scientific Inc.  COM 883556102  2746     57367 SH         Sole                57367
Timken Co.                     COM 887389104   240      6275 SH         Sole                 6275
Toll Brothers Inc.             COM 889478103   708     37275 SH         Sole                37275
Travelers Cos                  COM 89417E109  2261     43411 SH         Sole                43411
Universal Health Rlty Income T COM 91359E105   473     13775 SH         Sole                13775
Walgreen Company               COM 931422109   913     27278 SH         Sole                27278
Wash Tr Bancorp Inc            COM 940610108  1436     75152 SH         Sole    1  2000     73152
Weatherford Int'l              COM H27013103  1796    105050 SH         Sole 1, 4  1600    104050
Wells Fargo & Co New           COM 949746101  1364     54335 SH         Sole                54335
Windstream Corp.               COM 97381W104   355     28959 SH         Sole                28959
iShares MSCI EAFE Index        COM 464287465  3290     59908 SH         Sole                59908
iShares MSCI Pacific ex-Japan  COM 464286665   259      5850 SH         Sole                 5850
streetTracks Gold Shares       COM 863307104   280      2195 SH         Sole                 2195
AllianceBernstein                  01881G106   417     15825 SH         Sole                15825
Enbridge Energy Partnershp LP      29250R106   744     13320 SH         Sole                13320
Enterprise Products Pptns LP       293792107   436     10994 SH         Sole                10994
Kinder Morgan Energypartners L     494550106  8529    124515 SH         Sole    1  1000    123515
Magellan Midstream Partners LP     559080106  1754     34110 SH         Sole                34110
Plains All Amer. Pipeline          726503105  3964     63015 SH         Sole                63015
AllianceBernstein Mid Cap Grow     018636100   116 22594.059 SH         Sole            22594.059
American Century Mid Cap Value     025076654   531 46758.291 SH         Sole            46758.291
American New Perspective           648018109   350 13210.849 SH         Sole            13210.849
Columbia Acorn Fund Cl Z           197199409   242  8940.579 SH         Sole             8940.579
Eaton Vance Nat'l Ltd Maturity     27826h594   179 17507.763 SH         Sole            17507.763
Fairholme Fund                     304871106  1478 45135.452 SH         Sole    1 90.23 45045.222
Heartland Value Plus               422352500   376 14682.407 SH         Sole            14682.407
Hussman Strategic Total Ret        448108209   128 10040.409 SH         Sole            10040.409

Masters' Select International         576417208    204 14620.679 SH         Sole            14620.679
Matthews India Fund                   577130859    312 14451.076 SH         Sole            14451.076
Mutual Shares Cl Z                    628380107    211 10759.458 SH         Sole            10759.458
Permanent Portfolio Family of         714199106    694 16213.642 SH         Sole 4   64.616 16213.642
Spartan US Eqty Index                 315911206    887 21870.594 SH         Sole            21870.594
Van Kampen International Growt        92114U772   1426 65774.875 SH         Sole            65774.875
Vanguard Index Tr 500                 922908108    371  3531.424 SH         Sole             3531.424
Vanguard Tax Man Grwth & Inc A        921943874    207  4064.095 SH         Sole             4064.095
Wells Fargo Sm/Mid Cap Value          949915268    389  27717.63 SH         Sole             27717.63
Deutsche Telekom AG                   251566105   1120     81557 SH         Sole                81557
REPORT SUMMARY                 129 DATA RECORDS 257703            0  OTHER MANAGERS ON WHOSE BEHALF
                                                                     REPORT IS FILED

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